Subsequent Events (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 29, 2021	Feb. 21, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)			$ 10.00
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent events , description		the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 22,000,000 shares of the Company’s Common Stock for an aggregate purchase price equal to $220,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of NextGen Sponsor LLC (the “Sponsor”) and certain additional investors (which may include mutual funds and existing shareholders of NextGen). 2,000,000 of the shares of the NextGen Common Stock to be sold in the PIPE Investment are shares owned by certain Xos officers. The PIPE Investment will be consummated substantially concurrently with the Closing.
Xos, Inc. [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)			$ 8.50
Convertible notes			$ 21,540,000
Cash			620,000	$ 620,000
Note exchange			$ 30,000
Preferred shares (in Shares)			76,471,000	19,664,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent events , description	the Company issued a promissory note to Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) October 9, 2022 and (ii) the completion of the Business Combination. To date, there was $0 outstanding under the Promissory Note.
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)		$ 10.00
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, value, issued		$ 1,276,261,160.00
Preferred A shares [Member] | Xos, Inc. [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, value, issued			$ 30,474,000
Preferred Stock [Member] | Xos, Inc. [Member]
Subsequent Events (Details) [Line Items]
Accrued interest			$ 2,454,000